UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08167

Exact name of registrant as specified in charter:	Dryden Small-Cap Core
Equity Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2008

Date of reporting period:	4/30/2008

Item 1 – Reports to Stockholders

APRIL 30, 2008	SEMIANNUAL REPORT

Dryden Small-Cap Core Equity Fund, Inc.

FUND TYPE

Small-capitalization stock

OBJECTIVE

Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2008, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Dryden, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

June 16, 2008

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Sincerely,

Judy A. Rice, President

Dryden Small-Cap Core Equity Fund, Inc.

Dryden Small-Cap Core Equity Fund, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Small-Cap Core Equity Fund, Inc. is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.14%; Class B, 1.84%; Class C, 1.84%; Class R, 1.59%; Class Z, 0.84%. Net operating expenses apply to: Class A, 1.11%; Class B, 1.84%; Class C, 1.84%; Class R, 1.34%; Class Z, 0.84%, after contractual reduction for Class A through 2/28/2008 and Class R through 2/28/2009.

Cumulative Total Returns as of 4/30/08
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	–13.31%	–13.27%	90.43%	66.98%	—
Class B	–13.64	–13.94	83.41	54.73	—
Class C	–13.64	–13.94	83.41	54.73	—
Class R	–13.39	–13.51	N/A	N/A	–8.62% (1/12/07)
Class Z	–13.18	–13.06	92.71	71.11	—
S&P SmallCap 600 Index[2]	–11.60	–9.04	98.81	104.47	**
Lipper Small-Cap Core Funds Avg.[3]	–13.18	–11.74	89.42	95.29	***

Average Annual Total Returns[4] as of 3/31/08
		One Year	Five Years	Ten Years	Since Inception[1]
Class A		–18.07%	13.50%	4.55%	—
Class B		–18.26	13.82	4.34	—
Class B—Return After Taxes on Distribution		–18.26	13.82	4.28	—
Class B—Return After Taxes on Distribution and Sale of Fund Shares		–11.87	12.15	3.74	—
Class C		–14.77	13.94	4.34	—
Class R		–13.55	N/A	N/A	–9.22% (1/12/07)
Class Z		–13.10	15.09	5.39	—
S&P SmallCap 600 Index[2]		–10.60	15.62	7.06	**
Lipper Small-Cap Core Funds Avg.[3]		–13.30	14.26	6.07	***

2	Visit our website at www.jennisondryden.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. The average annual total returns assume the payment of the maximum applicable sales charge. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class R and Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date returns are provided for any share class with less than 10 calendar years of returns. The Since Inception returns for the S&P SmallCap 600 Index and the Lipper Small-Cap Core Funds Average (Lipper Average) are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

2The Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600 Index) is an unmanaged, capital-weighted index of 600 smaller-company U.S. common stocks that cover all industry sectors. It gives a broad look at how small-cap stock prices have performed in the United States.

3The Lipper Average represents returns based on an average return of all funds in the Lipper Small-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds have wide latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SmallCap 600 Index.

4The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**S&P SmallCap 600 Index Closest Month-End to Inception cumulative total return as of 4/30/08 is -4.03% for Class R. S&P SmallCap 600 Index Closest Month-End to Inception average annual total return as of 3/31/08 is -6.24% for Class R.

***Lipper Average Closest Month-End to Inception cumulative total return as of 4/30/08 is -6.94% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 3/31/08 is -8.76% for Class R.

Investors cannot invest directly in an index. The returns for the S&P SmallCap 600 Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Dryden Small-Cap Core Equity Fund, Inc.	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 4/30/08
Unit Corp., Energy Equipment & Services	1.3%
IDEXX Laboratories, Inc., Healthcare Equipment & Supplies	1.3
ANSYS, Inc., Software	1.2
FactSet Research Systems, Inc., Software	1.1
Stone Energy Corp., Oil, Gas & Consumable Fuels	1.1

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/08
Real Estate Investment Trusts	5.5%
Software	5.5
Energy Equipment & Services	5.3
Oil, Gas & Consumable Fuels	5.2
Healthcare Equipment & Supplies	5.0

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2007, at the beginning of the period, and held through the six-month period ended April 30, 2008. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on

Dryden Small-Cap Core Equity Fund, Inc.	5

Fees and Expenses (continued)

the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Small-Cap Core Equity Fund, Inc.		Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$866.90	1.11%	$5.15
	Hypothetical	$1,000.00	$1,019.34	1.11%	$5.57

Class B	Actual	$1,000.00	$863.60	1.84%	$8.53
	Hypothetical	$1,000.00	$1,015.71	1.84%	$9.22

Class C	Actual	$1,000.00	$863.60	1.84%	$8.53
	Hypothetical	$1,000.00	$1,015.71	1.84%	$9.22

Class R	Actual	$1,000.00	$866.10	1.34%	$6.22
	Hypothetical	$1,000.00	$1,018.20	1.34%	$6.72

Class Z	Actual	$1,000.00	$868.20	0.84%	$3.90
	Hypothetical	$1,000.00	$1,020.69	0.84%	$4.22

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2008, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2008 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of April 30, 2008 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.2%
COMMON STOCKS
CONSUMER DISCRETIONARY 12.3%

Auto Components 0.1%
10,500	Cooper Tire & Rubber Co.	$137,970
12,600	Spartan Motors, Inc.	118,314

		256,284

Automobiles
12,400	Monaco Coach Corp.	78,492

Diversified Consumer Services 0.5%
1,400	Bright Horizons Family Solutions, Inc.(a)	66,374
24,200	Pre-Paid Legal Services, Inc.(a)(b)	1,058,508

		1,124,882

Hotels, Restaurants & Leisure 2.7%
1,400	Buffalo Wild Wings, Inc.(a)	43,050
89,600	California Pizza Kitchen, Inc.(a)(b)	1,396,864
33,450	CEC Entertainment, Inc.(a)	1,244,340
7,500	CKE Restaurants, Inc.	78,675
55,400	Jack in the Box, Inc.(a)(b)	1,481,950
14,500	Landry’s Restaurants, Inc.(b)	231,565
7,600	O’Charleys, Inc.	88,160
53,300	P.F. Chang’s China Bistro, Inc.(a)(b)	1,653,899
8,400	Papa John’s International, Inc.(a)	226,800

		6,445,303

Household Durables 0.7%
42,400	Ethan Allen Interiors, Inc.(b)	1,164,728
700	NVR, Inc.(a)	429,450

		1,594,178

Internet & Catalog Retail 0.2%
9,600	PetMed Express, Inc.(a)(b)	107,712
33,300	Stamps.com, Inc.(a)	456,543

		564,255

Leisure Equipment & Products 1.1%
72,200	Jakks Pacific, Inc.(a)(b)	1,695,978
8,600	Polaris Industries, Inc.(b)	400,330

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	7

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Leisure Equipment & Products (cont’d.)
6,450	Pool Corp.(b)	$140,804
34,800	Sturm, Ruger & Co., Inc.(a)(b)	261,696

		2,498,808

Media 0.7%
29,500	Arbitron, Inc.(b)	1,411,280
15,000	Radio One, Inc. (Class D)(a)	15,000
2,800	Sinclair Broadcast Group, Inc. (Class A)	24,612
13,900	Valassis Communications, Inc.(a)(b)	197,380

		1,648,272

Multi-line Retail
5,600	Fred’s, Inc. (Class A)	62,048

Specialty Retail 3.8%
10,200	Big 5 Sporting Goods Corp.	93,738
28,900	Brown Shoe Co., Inc.(b)	482,052
10,000	Cato Corp. (The ) (Class A)	172,500
62,700	Charlotte Russe Holdings, Inc.(a)	995,676
77,500	Christopher & Banks Corp.(b)	918,375
118,100	Dress Barn, Inc.(a)(b)	1,589,626
44,600	Gymboree Corp.(a)	1,927,611
9,600	Haverty Furniture Cos., Inc.	87,648
11,500	Lithia Motors, Inc. (Class A)	103,500
26,650	Men’s Warehouse, Inc. (The)(b)	709,690
900	Midas, Inc.(a)(b)	13,977
3,700	Rent-A-Center, Inc.(a)(b)	79,661
52,800	Sonic Automotive, Inc. (Class A)(b)	1,071,312
6,600	Tween Brands, Inc.(a)(b)	125,400
22,700	Zale Corp.(a)(b)	470,344

		8,841,110

Textiles, Apparel & Luxury Goods 2.5%
17,700	Deckers Outdoor Corp.(a)(b)	2,443,839
33,400	Fossil, Inc.(a)	1,195,386
6,100	Hanesbrands, Inc.(a)(b)	213,622
2,100	Maidenform Brands, Inc.(a)	31,290
11,700	Oxford Industries, Inc.(b)	325,143
22,100	Skechers U.S.A., Inc. (Class A)(a)	522,665
4,600	Steven Madden Ltd.(a)	86,986

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods (cont’d.)
7,100	Unifirst Corp.	$332,351
25,400	Wolverine World Wide, Inc.	729,996

		5,881,278
CONSUMER STAPLES 3.7%

Beverages 0.1%
3,900	Boston Beer Co., Inc. (Class A)(a)	172,770

Food & Staples Retailing 1.2%
13,200	Andersons, Inc. (The)(b)	599,940
31,500	Casey’s General Stores, Inc.	697,095
1,900	Great Atlantic & Pacific Tea Co.,Inc. (The)(a)(b)	52,288
11,200	Nash Finch Co.(b)	409,696
52,800	Spartan Stores, Inc.	1,102,464

		2,861,483

Food Products 1.4%
17,100	Del Monte Foods Co.	154,242
2,400	J&J Snack Foods Corp.	68,736
27,300	Ralcorp Holdings, Inc.(a)	1,666,392
5,400	Sanderson Farms, Inc.	225,018
49,200	TreeHouse Foods, Inc.(a)(b)	1,115,364

		3,229,752

Household Products 0.2%
16,500	WD-40 Co.	513,480

Personal Products 0.8%
11,900	Bare Escentuals, Inc.(a)(b)	271,439
22,000	Chattem, Inc.(a)(b)	1,537,360
3,100	Nu Skin Enterprises, Inc. (Class A)	55,583

		1,864,382
ENERGY 10.5%

Energy Equipment & Services 5.3%
100	Atwood Oceanics, Inc.(a)	10,069
28,700	Bristow Group, Inc.(a)(b)	1,513,925
2,200	Helix Energy Solutions Group, Inc.(a)(b)	76,010
40,700	Hornbeck Offshore Services, Inc.(a)(b)	2,029,709
1,700	Lufkin Industries, Inc.	128,265

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	9

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Energy Equipment & Services (cont’d.)
5,200	Oceaneering International, Inc.(a)	$347,256
70,900	Pioneer Drilling Co.(a)(b)	1,157,797
6,500	Rowan Cos., Inc.(b)	253,435
16,100	SEACOR Holdings, Inc.(a)(b)	1,370,271
65,600	TETRA Technologies, Inc.(a)	1,066,656
7,400	Tidewater, Inc.(b)	482,628
1,100	Trico Marine Services, Inc.(a)	41,459
48,100	Unit Corp.(a)	3,054,831
12,900	W-H Energy Services, Inc.(a)	997,041

		12,529,352

Oil, Gas & Consumable Fuels 5.2%
14,000	Cabot Oil & Gas Corp.	797,580
4,901	Cimarex Energy Co.	305,301
27,400	Massey Energy Co.(b)	1,433,842
34,600	Patriot Coal Corp.(a)(b)	2,285,330
57,200	St. Mary Land & Exploration Co.	2,500,784
41,200	Stone Energy Corp.(a)	2,510,728
41,600	Swift Energy Co.(a)(b)	2,169,024
9,000	World Fuel Services Corp.(b)	221,040

		12,223,629
FINANCIAL 15.5%

Capital Markets 1.2%
18,100	Hercules Technology Growth Capital, Inc.	183,715
22,600	Investment Technology Group, Inc.(a)(b)	1,090,676
25,400	LaBranche & Co., Inc.(a)	162,306
17,800	MCG Capital Corp.	136,348
18,800	OptionsXpress Holdings, Inc.(b)	403,636
2,500	Penson Worldwide, Inc.(a)	27,200
13,500	Piper Jaffray Cos., Inc.(a)(b)	503,010
29,100	SWS Group, Inc.	381,792

		2,888,683

Commercial Banks 4.4%
84,200	Central Pacific Financial Corp.(b)	1,545,911
6,000	Community Bancorp(a)	66,600
59,700	East West Bancorp, Inc.	850,128
30,200	First Bancorp (Puerto Rico)	310,758
1,300	First Financial Bancorp	17,056

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Commercial Banks (cont’d.)
20,050	First Midwest Bancorp, Inc.(b)	$511,877
51,700	Hanmi Financial Corp.	361,383
41,000	Independent Bank Corp.(b)	327,180
7,400	Irwin Financial Corp.	43,216
14,400	Nara Bancorp, Inc.	189,072
24,300	Oriental Financial Group, Inc. (Puerto Rico)	456,840
5,300	Prosperity Bancshares, Inc.(b)	164,141
26,490	Provident Bankshares Corp.(b)	339,337
103,300	South Financial Group, Inc. (The)(b)	623,932
86,200	Sterling Financial Corp.	1,052,502
27,300	Susquehanna Bancshares, Inc.	542,997
76,600	Umpqua Holdings Corp.(b)	1,129,850
7,800	United Bankshares, Inc.	226,902
9,300	United Community Banks, Inc.(b)	127,689
22,700	Whitney Holding Corp.(b)	531,407
5,700	Wilshire Bancorp, Inc.	46,968
3,900	Wintrust Financial Corp.(b)	123,708
16,200	Zions Bancorporation	750,870

		10,340,324

Consumer Finance 0.6%
24,500	Cash America International, Inc.	999,355
10,100	World Acceptance Corp.(a)(b)	397,738

		1,397,093

Diversified Financial Services 0.3%
22,700	CIT Group, Inc.(b)	247,203
7,350	Financial Federal Corp.	171,623
7,000	MSCI, Inc. (Class A)(a)	217,140

		635,966

Insurance 3.2%
1,300	Allied World Assurance Co. Holdings Ltd.	53,599
41,700	American Financial Group, Inc.	1,143,414
2,900	Arch Capital Group Ltd. (Bermuda)(a)	204,885
4,500	Endurance Specialty Holdings Ltd. (Bermuda)	167,085
800	Infinity Property & Casualty Corp.	31,008
17,300	LandAmerica Financial Group, Inc.(b)	496,510
9,300	Navigators Group, Inc.(a)	455,700
8,300	PartnerRe Ltd.	614,034

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	11

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Insurance (cont’d.)
11,400	Platinum Underwriters Holdings Ltd. (Bermuda)	$408,918
14,800	Presidential Life Corp.	251,008
10,700	RLI Corp.(b)	513,600
11,900	Safety Insurance Group, Inc.	427,210
21,300	Selective Insurance Group, Inc.	454,116
6,000	Stewart Information Services Corp.	146,940
6,000	United Fire & Casualty Co.	197,700
52,700	Zenith National Insurance Corp.	1,957,278

		7,523,005

Real Estate Investment Trusts 5.5%
7,100	Anthracite Capital, Inc.(b)	55,380
7,000	BioMed Realty Trust, Inc.	182,000
9,200	Brandywine Realty Trust(b)	160,540
29,500	CBL & Associates Properties, Inc.(b)	722,455
24,900	Colonial Properties Trust	603,327
11,900	DiamondRock Hospitality Co.	151,725
800	Eastgroup Properties, Inc.	38,168
31,200	Entertainment Properties Trust(b)	1,664,832
104,800	Inland Real Estate Corp.(b)	1,692,520
15,700	iStar Financial, Inc.(b)	302,225
28,900	Kite Realty Group Trust(b)	392,462
116,200	Lexington Realty Trust(b)	1,673,280
5,300	LTC Properties, Inc.(b)	144,319
7,200	Mid-America Apartment Communities, Inc.(b)	378,000
8,800	National Retail Properties, Inc.	201,608
43,700	Parkway Properties, Inc.(b)	1,733,142
46,100	Pennsylvania Real Estate Investment Trust(b)	1,160,798
1,000	PS Business Parks, Inc.	57,240
50,500	Resource Capital Corp.(b)	438,845
11,400	Senior Housing Properties Trust	273,030
4,500	Sovran Self Storage, Inc.	201,150
43,100	Sunstone Hotel Investors, Inc.(b)	805,108

		13,032,154

Thrifts & Mortgage Finance 0.3%
28,400	Anchor Bancorp Wisconsin, Inc.	431,396
19,300	BankAtlantic Bancorp, Inc. (Class A)	59,444
10,400	Dime Community Bancshares	194,168
18,400	Flagstar Bancorp, Inc.(b)	112,608

		797,616

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)
HEALTHCARE 12.2%

Biotechnology 1.9%
93,200	Cubist Pharmaceuticals, Inc.(a)(b)	$1,804,352
56,900	Martek Biosciences Corp.(a)(b)	2,006,294
18,800	OSI Pharmaceuticals, Inc.(a)(b)	651,420

		4,462,066

Healthcare Equipment & Supplies 5.0%
25,700	Analogic Corp.	1,480,063
2,500	Angiodynamics, Inc.(a)	36,950
10,700	CONMED Corp.(a)(b)	273,064
28,200	CryoLife, Inc.(a)	299,484
33,600	Haemonetics Corp.(a)(b)	1,922,928
55,500	IDEXX Laboratories, Inc.(a)	2,952,600
67,800	Invacare Corp.	1,223,112
3,000	Kensey Nash Corp.(a)	87,480
1,000	Mentor Corp.(b)	29,270
55,800	Meridian Bioscience, Inc.	1,502,694
72,500	Merit Medical Systems, Inc.(a)(b)	1,066,475
8,600	Vital Signs, Inc.	450,038
9,100	West Pharmaceutical Services, Inc.	426,881
1,300	Zoll Medical Corp.(a)	43,394

		11,794,433

Healthcare Providers & Services 3.3%
15,700	Amedisys, Inc.(a)	813,260
11,000	AMERIGROUP Corp.(a)	285,890
62,600	AMN Healthcare Services, Inc.(a)	913,334
26,500	AmSurg Corp.(a)(b)	676,810
51,800	Centene Corp.(a)(b)	951,566
28,900	Chemed Corp.	985,490
73,100	LCA-Vision, Inc.(b)	739,041
1,300	LifePoint Hospitals, Inc.(a)	39,156
9,400	Molina Healthcare, Inc.(a)(b)	233,402
2,200	Owens & Minor, Inc.	99,704
23,700	Pediatrix Medical Group, Inc.(a)	1,612,074
17,500	PSS World Medical, Inc.(a)(b)	288,225
7,200	RehabCare Group, Inc.(a)	122,400
5,600	Res-Care, Inc.(a)	91,224

		7,851,576

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	13

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Life Sciences, Tools & Services 0.9%
25,400	Dionex Corp.(a)(b)	$1,986,788
3,300	Parexel International Corp.(a)(b)	83,820

		2,070,608

Pharmaceuticals 1.1%
23,000	King Pharmaceuticals, Inc.(a)	215,970
79,200	Sciele Pharma, Inc.(a)(b)	1,526,184
46,600	Viropharma, Inc.(a)(b)	426,856
18,300	Warner Chilcott Ltd. (Class A)(a)	314,943

		2,483,953
INDUSTRIALS 17.8%

Aerospace & Defense 1.9%
54,100	AAR Corp.(a)(b)	1,265,940
6,700	Ceradyne, Inc.(a)(b)	261,032
4,400	GenCorp, Inc.(a)	37,708
1,700	Moog, Inc. (Class A)(a)	73,287
40,300	Teledyne Technologies, Inc.(a)(b)	2,366,819
7,700	Triumph Group, Inc.(b)	453,299

		4,458,085

Air Freight & Logistics 0.7%
50,900	HUB Group, Inc. (Class A)(a)	1,663,921

Airlines 0.4%
47,400	SkyWest, Inc.	902,022

Building Products 1.6%
7,100	Apogee Enterprises, Inc.	158,401
28,800	Gibraltar Industries, Inc.	300,960
43,500	Lennox International, Inc.	1,441,590
66,600	NCI Buildings Systems, Inc.(a)(b)	1,607,724
6,100	Universal Forest Products, Inc.(b)	211,731

		3,720,406

Commercial Services & Supplies 3.2%
11,400	ABM Industries, Inc.	238,716
12,500	Administaff, Inc.(b)	327,375
16,500	Bowne & Co., Inc.	274,560
24,700	Brady Corp. (Class A)	838,565

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Commercial Services & Supplies (cont’d.)
4,200	CDI Corp.	$114,240
28,200	Consolidated Graphics, Inc.(a)(b)	1,640,394
8,200	G & K Services, Inc.	258,546
18,600	Heidrick & Struggles International, Inc.(b)	556,698
22,600	Interface, Inc. (Class A)	290,184
52,000	Mobile Mini, Inc.(a)(b)	1,105,000
9,200	Spherion Corp.(a)	45,448
4,100	Stericycle, Inc.(a)(b)	218,858
84,200	Trueblue, Inc.(a)(b)	1,071,866
9,300	United Stationers, Inc.(a)(b)	410,037
2,400	Viad Corp.(b)	75,504
2,200	Volt Information Sciences, Inc.(a)	29,348
600	Watson Wyatt Worldwide Inc. (Class A)	35,172

		7,530,511

Construction & Engineering 1.2%
87,400	EMCOR Group, Inc.(a)(b)	2,190,244
800	Perini Corp.(a)	28,944
12,800	Shaw Group, Inc. (The)(a)(b)	632,576

		2,851,764

Electrical Equipment 2.4%
13,200	A.O. Smith Corp.	408,408
49,200	Acuity Brands, Inc.(b)	2,353,728
52,100	Belden, Inc.(b)	1,757,854
1,000	Hubbell, Inc. (Class B)(b)	44,730
14,100	Regal-Beloit Corp.	522,969
15,200	Woodward Governor Co.	533,976

		5,621,665

Industrial Conglomerates 0.1%
13,800	Tredegar Corp.	225,492

Machinery 3.8%
41,200	Briggs & Stratton Corp.(b)	627,064
2,500	Cascade Corp.	108,125
2,300	Columbus Mckinnon Corp.(a)	65,113
1,300	Crane Co.	53,222
19,400	EnPro Industries, Inc.(a)(b)	704,220
19,600	Gardner Denver, Inc.(a)	910,420

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	15

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Machinery (cont’d.)
18,800	Kaydon Corp.(b)	$984,556
35,700	Manitowoc Co., Inc. (The)(b)	1,350,173
19,500	Mueller Industries, Inc.	631,215
9,600	Robbins & Myers, Inc.	382,656
26,800	Toro Co.(b)	1,136,052
13,200	Valmont Industries, Inc.(b)	1,299,672
52,900	Wabash National Corp.	443,302
11,400	Watts Water Technologies, Inc. (Class A)(b)	306,318

		9,002,108

Marine 0.2%
7,600	Kirby Corp.(a)	416,784

Road & Rail 1.7%
5,200	Arkansas Best Corp.	205,296
42,500	Landstar System, Inc.	2,208,300
56,000	Old Dominion Freight Line, Inc.(a)(b)	1,719,200

		4,132,796

Trading Companies & Distributors 0.6%
52,900	Applied Industrial Technologies, Inc.(b)	1,278,064
1,300	Kaman Corp.	35,230
600	Watsco, Inc.	27,222
4,600	WESCO International, Inc.(a)(b)	171,166

		1,511,682
INFORMATION TECHNOLOGY 17.5%

Communications Equipment 1.2%
7,400	Avocent Corp.(a)	144,374
2,100	Bel Fuse, Inc. (Class B)	54,747
39,400	Blue Coat Systems, Inc.(a)	831,734
190,000	Harmonic, Inc.(a)(b)	1,571,300
8,300	MasTec, Inc.(a)	67,977
6,600	Viasat, Inc.(a)	145,860

		2,815,992

Computers & Peripherals 0.6%
18,300	Emulex Corp.(a)	239,547
24,500	Lexmark International, Inc. (Class A)(a)(b)	769,055
16,400	QLogic Corp.(a)(b)	261,744

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Computers & Peripherals (cont’d.)
2,100	Rimage Corp.(a)	$37,527

		1,307,873

Electronic Equipment & Instruments 4.8%
71,000	Agilysys, Inc.(b)	778,160
6,600	Anixter International, Inc.(a)(b)	376,002
3,700	Benchmark Electronics, Inc.(a)	65,786
20,200	Checkpoint Systems, Inc.(a)(b)	523,786
76,300	Cognex Corp.	1,922,760
2,800	Excel Technology, Inc.(a)	66,052
2,600	FARO Technologies, Inc.(a)	91,624
34,600	FLIR Systems, Inc.(a)(b)	1,187,818
800	Gerber Scientific, Inc.(a)	7,416
36,900	Ingram Micro, Inc. (Class A)(a)	627,669
19,700	Insight Enterprises, Inc.(a)(b)	237,582
8,000	Itron, Inc.(a)	744,640
5,100	Littelfuse, Inc.(a)	187,476
68,600	Methode Electronics, Inc. (Class A)	743,624
1,200	Mettler-Toledo International, Inc.(a)	114,312
10,300	MTS Systems Corp.	354,114
12,300	Multi-Fineline Electronix, Inc.(a)(b)	232,470
42,000	Plexus Corp.(a)	1,011,780
1,300	Rogers Corp.(a)	44,512
18,200	ScanSource, Inc.(a)	454,454
36,600	Synnex Corp.(a)(b)	874,008
21,300	Technitrol, Inc.	447,300
8,800	Trimble Navigation Ltd.(a)	288,552

		11,381,897

Internet Software & Services 0.9%
24,600	CMGI, Inc.(a)	340,218
43,800	EarthLink, Inc.(a)(b)	399,894
81,400	United Online, Inc.	869,352
22,000	Websense, Inc.(a)(b)	427,900

		2,037,364

IT Services 1.5%
4,100	Broadridge Financial Solutions, Inc.	76,342
22,900	CACI International, Inc. (Class A)(a)(b)	1,147,748
15,600	Ciber, Inc.(a)	97,656

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	17

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

IT Services (cont’d.)
6,600	Gevity HR, Inc.	$45,012
6,300	Integral Systems, Inc.	217,287
42,900	MAXIMUS, Inc.(b)	1,626,768
24,400	Sykes Enterprises, Inc.(a)	405,528

		3,616,341

Office Electronics 0.1%
7,400	Zebra Technologies Corp. (Class A)(a)(b)	271,950

Semiconductors & Semiconductor Equipment 2.9%
54,300	ATMI, Inc.(a)(b)	1,598,592
49,000	Cabot Microelectronics Corp.(a)(b)	1,668,450
10,400	DSP Group, Inc.(a)	136,552
5,000	Kulicke & Soffa Industries, Inc.(a)(b)	32,950
25,400	Micrel, Inc.	249,428
53,200	Pericom Semiconductor Corp.(a)(b)	906,528
246,800	Skyworks Solutions, Inc.(a)(b)	2,144,692
9,700	Volterra Semiconductor Corp.(a)	146,082

		6,883,274

Software 5.5%
36,900	Ansoft Corp.(a)(b)	1,223,604
71,700	ANSYS, Inc.(a)(b)	2,884,491
3,900	Blackbaud, Inc.(b)	91,611
29,700	Epicor Software Corp.(a)(b)	237,600
43,700	FactSet Research Systems, Inc.(b)	2,623,311
108,100	Informatica Corp.(a)(b)	1,725,276
17,100	JDA Software Group, Inc.(a)	323,190
41,800	Manhattan Associates, Inc.(a)(b)	1,087,218
41,800	Micros Systems, Inc.(a)	1,490,170
53,500	Phoenix Technologies, Ltd.(a)	630,765
3,400	Progress Software Corp.(a)	102,782
54,800	Secure Computing Corp.(a)(b)	362,776
600	SPSS, Inc.(a)	25,344

		12,808,138
MATERIALS 4.4%

Chemicals 1.8%
4,300	A. Schulman, Inc.	91,160
2,600	Arch Chemicals, Inc.	88,582

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Chemicals (cont’d.)
23,400	H.B. Fuller Co.	$540,072
6,200	NewMarket Corp.(b)	402,566
12,000	Olin Corp.	242,040
37,600	OM Group, Inc.(a)(b)	2,058,976
6,100	Omnova Solutions, Inc.(a)	20,801
7,300	Penford Corp.	160,308
31,000	PolyOne Corp.(a)	228,780
4,300	Quaker Chemical Corp.	133,300
2,600	Terra Industries, Inc.(a)(b)	98,436
14,650	Zep, Inc.(b)	217,113

		4,282,134

Construction Materials 0.3%
60,300	Headwaters, Inc.(a)(b)	689,229

Containers & Packaging 0.6%
5,500	Greif, Inc.	355,300
31,400	Rock-Tenn Co. (Class A)	1,065,402

		1,420,702

Metals & Mining 1.3%
3,200	A.M. Castle & Co.	98,912
28,500	Century Aluminum Co.(a)(b)	1,974,765
13,400	Commercial Metals Co.	417,276
8,300	Reliance Steel & Aluminum Co.	504,474

		2,995,427

Paper & Forest Products 0.4%
59,200	Buckeye Technologies, Inc.(a)	510,896
19,500	Schweitzer-Mauduit International, Inc.	431,535

		942,431
TELECOMMUNICATION SERVICES 0.1%

Diversified Telecommunication Services 0.1%
12,800	Windstream Corp.	150,272
UTILITIES 5.2%

Electric Utilities 1.2%
3,500	Allete, Inc.	146,195
82,300	El Paso Electric Co.(a)(b)	1,857,511
23,300	Unisource Energy Corp.	727,892

		2,731,598

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	19

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Gas Utilities 3.0%
51,300	Atmos Energy Corp.	$1,419,984
13,100	Laclede Group, Inc. (The)	495,442
30,900	New Jersey Resources Corp.	984,165
500	South Jersey Industries, Inc.	18,255
63,025	Southern Union Co.	1,614,701
34,000	Southwest Gas Corp.	981,580
59,400	UGI Corp.	1,544,400

		7,058,527

Multi-Utilities 0.5%
63,400	Avista Corp.(b)	1,301,602

Water Utilities 0.5%
33,800	American States Water Co.(b)	1,183,676

	Total long-term investments (cost $208,946,537)	233,582,898

SHORT-TERM INVESTMENTS 46.0%

Principal Amount (000)

U.S. Government Security 0.1%
$300	United States Treasury Bill 0.84%, 6/19/08(c)(d) (cost $299,661)	299,495

Shares

Affiliated Money Market Mutual Fund 45.9%
108,114,391	Dryden Core Investment Fund - Taxable Money Market Series (cost of $108,114,391; includes $106,736,717 of cash collateral received for securities on loan) (Note 3)(e)(f)	108,114,391

	Total short-term investments (cost $108,414,052)	108,413,886

	Total Investments 145.2% (cost $317,360,589; Note 5)	341,996,784
	Liabilities in excess of other assets(g) (45.2%)	(106,526,790)

	Net Assets 100.0%	$235,469,994

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $101,872,667; cash collateral of $106,736,717 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	All or portion of security segregated as collateral for financial futures contracts.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(g)	Includes net unrealized appreciation on financial futures contracts as follows:

Open futures contracts outstanding at April 30, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2008	Unrealized Appreciation
	Long Position:
4	Russell 2000 Index Futures	Jun. 2008	$1,349,650	$1,435,000	$85,350

The sector classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2008 was as follows:

Affiliated Money Market Mutual Fund (including 45.3% of collateral received for securities on loan)	45.9%
Industrials	17.8
Information Technology	17.5
Financial	15.5
Consumer Discretionary	12.3
Healthcare	12.2
Energy	10.5
Utilities	5.2
Materials	4.4
Consumer Staples	3.7
Telecommunication Services	0.1
U.S. Government Security	0.1

145.2
Liabilities in excess of other assets	(45.2)

100.0%

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	21

Statement of Assets and Liabilities

as of April 30, 2008 (Unaudited)

Assets
Investments at value, including securities on loan of $101,872,667:
Unaffiliated investments (cost $209,246,198)	$233,882,393
Affiliated investments (cost $108,114,391)	108,114,391
Cash	340,449
Receivable for Fund shares sold	478,368
Dividends and interest receivable	180,150
Prepaid expenses	1,044

Total assets	342,996,795

Liabilities
Payable to broker for collateral for securities on loan	106,736,717
Payable for Fund shares reacquired	468,475
Accrued expenses	120,255
Management fee payable	115,011
Distribution fee payable	49,963
Affiliated transfer agent fee payable	31,005
Due to broker—variation margin	3,800
Deferred directors’ fees	1,575

Total liabilities	107,526,801

Net Assets	$235,469,994

Net assets were comprised of:
Common stock, at par	$12,871
Paid-in capital in excess of par	222,995,508

223,008,379
Undistributed net investment income	485,237
Accumulated net realized loss on investment transactions	(12,745,167)
Net unrealized appreciation on investments	24,721,545

Net assets, April 30, 2008	$235,469,994

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

Class A
Net asset value, offering price and redemption price per share
($80,700,423 ÷ 4,410,569 shares of common stock issued and outstanding)	$18.30
Maximum sales charge (5.50% of offering price)	1.07

Maximum offering price to public	$19.37

Class B
Net asset value, offering price and redemption price per share
($10,238,005 ÷ 605,290 shares of common stock issued and outstanding)	$16.91

Class C
Net asset value, offering price and redemption price per share
($26,368,049 ÷ 1,559,206 shares of common stock issued and outstanding)	$16.91

Class R
Net asset value, offering price and redemption price per share
($242,941 ÷ 13,320 shares of common stock issued and outstanding)	$18.24

Class Z
Net asset value, offering price and redemption price per share
($117,920,576 ÷ 6,282,119 shares of common stock issued and outstanding)	$18.77

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	23

Statement of Operations

Six Months Ended April 30, 2008 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $1,026)	$1,353,932
Affiliated income from securities loaned, net	284,777
Affiliated dividend income	77,798
Unaffiliated interest income	3,670

Total income	1,720,177

Expenses
Management fee	664,512
Distribution fee—Class A	114,596
Distribution fee—Class B	57,248
Distribution fee—Class C	133,511
Distribution fee—Class R	213
Transfer agent’s fees and expenses (including affiliated expenses of $66,200) (Note 3)	129,000
Registration fees	35,000
Custodian’s fees and expenses	30,000
Reports to shareholders	25,000
Legal fees and expenses	12,000
Audit fee	10,000
Loan interest expense (Note 2)	7,997
Directors’ fees	6,000
Insurance	2,000
Miscellaneous	6,338

Total expenses	1,233,415

Net investment income	486,762

Realized And Unrealized Gain (Loss) On Investments
Net realized loss on:
Investment transactions	(11,818,121)
Futures transactions	(319,125)

(12,137,246)

Net change in unrealized appreciation (depreciation) on:
Investments	(20,018,529)
Futures	30,500

(19,988,029)

Net loss on investments	(32,125,275)

Net Decrease In Net Assets Resulting From Operations	$(31,638,513)

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2008	Year Ended October 31, 2007
Increase (Decrease) In Net Assets
Operations
Net investment income (loss)	$486,762	$(549,421)
Net realized gain (loss) on investment transactions	(12,137,246)	5,567,487
Net change in unrealized appreciation (depreciation) on investments	(19,988,029)	7,653,286

Net increase (decrease) in net assets resulting from operations	(31,638,513)	12,671,352

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	99,751,808	99,097,282
Cost of shares reacquired	(57,557,294)	(37,165,599)

Net increase in net assets from Fund share transactions	42,194,514	61,931,683

Total increase	10,556,001	74,603,035

Net Assets
Beginning of period	224,913,993	150,310,958

End of period(a)	$235,469,994	$224,913,993

(a) Includes undistributed net investment income of:	$485,237	$—

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	25

Notes to Financial Statements

Dryden Small-Cap Core Equity Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was incorporated in Maryland on February 4, 1997. Investment operations commenced on November 10, 1997.

The Fund’s investment objective is to seek long-term capital appreciation. It invests primarily in equity securities of small-cap U.S. companies.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter are valued at market value using prices provided by an independent pricing agent or principal market maker. Future contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair value of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in

26	Visit our website at www.jennisondryden.com

which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than 60 days are valued at current market quotations.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open

Dryden Small-Cap Core Equity Fund, Inc.	27

Notes to Financial Statements

continued

market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividend or amounts equivalent thereto, on securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis. The Fund amortizes premiums and discounts on purchases of debt securities as adjustments to interest income.

Net investment income or loss, (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

28	Visit our website at www.jennisondryden.com

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the sub-advisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .60 of 1% of the average daily net assets of the Fund.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1% and .75 of 1% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares through February 28, 2008 and .50 of 1% of the average daily net assets of the Class R shares.

PIMS has advised the Fund that it received approximately $52,300 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2008. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2008, it received approximately $12,900 and $7,600 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“The Prudential”).

Dryden Small-Cap Core Equity Fund, Inc.	29

Notes to Financial Statements

continued

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 26, 2007, the Funds renewed SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .06 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 24, 2008. For the period from October 27, 2006 through October 26, 2007, the Funds paid a commitment fee of .07 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund utilized the line of credit during the six months ended April 30, 2008. The average daily balance for the 10 days the Fund had loans outstanding during the year was approximately $6,419,900 at a weighted average interest rate of 4.53%.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of Wachovia Securities, LLC (“Wachovia”) and First Clearing, LLC (“First Clearing”), affiliates of Pl. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended April 30, 2008, the Fund incurred approximately $78,500 in total networking fees, of which $33,900 was paid to Wachovia and First Clearing. These amounts are included in transfer agent’s fees and expenses on the Statement of Operations.

PIM is the Fund’s security lending agent. For the six months ended April 30, 2008, PIM has been compensated approximately $122,000 for these services.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the

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Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2008 were $174,012,827 and $131,118,478, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation as of April 30, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$318,464,416	$32,626,638	$9,094,270	$23,532,368

The difference between book basis and tax basis is attributable to deferred losses on wash sales.

As of October 31, 2007, the Fund had a capital loss carryforward for tax purposes of approximately $230,000 which expires in 2008. During the year ended October 31, 2007, the Fund utilized approximately $5,828,000 of its prior year capital loss carryforward. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration date.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of April 30, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Dryden Small-Cap Core Equity Fund, Inc.	31

Notes to Financial Statements

continued

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 2 billion shares of common stock, $.001 par value per share, divided into five classes, designated Class A, Class B, Class C, Class R and Class Z common stock, each of which consists of 500 million for Class A, B and C, 300 million for Class R and 200 million for Class Z authorized shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2008:
Shares sold	497,220	$9,287,222
Shares reacquired	(1,469,454)	(27,562,923)

Net increase (decrease) in shares outstanding before conversion	(972,234)	(18,275,701)
Shares issued upon conversion from Class B	71,246	1,309,310

Net increase (decrease) in shares outstanding	(900,988)	$(16,966,391)

Year ended October 31, 2007:
Shares sold	1,171,985	$24,545,096
Shares reacquired	(1,246,073)	(26,115,779)

Net increase (decrease) in shares outstanding before conversion	(74,088)	(1,570,683)
Shares issued upon conversion from Class B	101,870	2,098,471

Net increase (decrease) in shares outstanding	27,782	$527,788

32	Visit our website at www.jennisondryden.com

Class B	Shares	Amount
Six months ended April 30, 2008:
Shares sold	24,210	$418,631
Shares reacquired	(67,581)	(1,142,633)

Net increase (decrease) in shares outstanding before conversion	(43,371)	(724,002)
Shares reacquired upon conversion into Class A	(76,952)	(1,309,310)

Net increase (decrease) in shares outstanding	(120,323)	$(2,033,312)

Year ended October 31, 2007:
Shares sold	90,734	$1,770,183
Shares reacquired	(146,678)	(2,810,634)

Net increase (decrease) in shares outstanding before conversion	(55,944)	(1,040,451)
Shares reacquired upon conversion into Class A	(109,336)	(2,098,471)

Net increase (decrease) in shares outstanding	(165,280)	$(3,138,922)

Class C
Six months ended April 30, 2008:
Shares sold	273,053	$4,764,273
Shares reacquired	(244,865)	(4,214,739)

Net increase (decrease) in shares outstanding	28,188	$549,534

Year ended October 31, 2007:
Shares sold	689,211	$13,458,362
Shares reacquired	(186,701)	(3,592,345)

Net increase (decrease) in shares outstanding	502,510	$9,866,017

Class R
Six months ended April 30, 2008:
Shares sold	13,263	$239,652
Shares reacquired	(68)	(1,252)

Net increase (decrease) in shares outstanding	13,195	$238,400

Period ended October 31, 2007*:
Shares sold	125	$2,500
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	125	$2,500

Class Z
Six months ended April 30, 2008:
Shares sold	4,436,308	$85,042,030
Shares reacquired	(1,327,661)	(24,635,747)

Net increase (decrease) in shares outstanding	3,108,647	$60,406,283

Year ended October 31, 2007:
Shares sold	2,734,557	$59,321,141
Shares reacquired	(217,476)	(4,646,841)

Net increase (decrease) in shares outstanding	2,517,081	$54,674,300

*	Commenced operations on January 12, 2007.

Dryden Small-Cap Core Equity Fund, Inc.	33

Notes to Financial Statements

continued

Note 7. New Accounting Pronouncements

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

34	Visit our website at www.jennisondryden.com

Financial Highlights

(Unaudited)

APRIL 30, 2008	SEMIANNUAL REPORT

Dryden Small-Cap Core Equity Fund, Inc.

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended April 30, 2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$21.11

Income (loss) from investment operations:
Net investment gain (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	(2.85)

Total from investment operations	(2.81)

Net asset value, end of period	$18.30

Total Return(b):	(13.31)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$80,700
Average net assets (000)	$86,863
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	1.11	%(e)
Expenses, excluding distribution and service (12b-1) fees	.84	%(e)
Net investment income (loss)	.43	%(e)
For Class A, B, C, R and Z shares:
Portfolio turnover rate	59	%(f)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Does not include the expenses of the underlying fund in which the Fund invests.
(d)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares for the period November 1, 2007 to February 28, 2008.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Class A
Year Ended October 31,
2007(a)	2006(a)	2005(a)	2004(a)	2003

$19.40	$16.82	$14.55	$12.46	$9.21

(.04)	(.03)	(.05)	(.03)	(.05)
1.75	2.61	2.32	2.12	3.30

1.71	2.58	2.27	2.09	3.25

$21.11	$19.40	$16.82	$14.55	$12.46

8.81%	15.34%	15.60%	16.77%	35.29%

$112,103	$102,497	$88,163	$28,992	$24,020
$109,888	$100,311	$64,984	$25,050	$20,487

1.15%	1.17%	1.40%	1.31%	1.37%
.90%	.92%	1.15%	1.06%	1.12%
(.18)%	(.15)%	(.32)%	(.22)%	(.44)%

139%	93%	90%	59%	41%

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	37

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended April 30, 2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$19.58

Income (loss) from investment operations:
Net investment loss	(.03)
Net realized and unrealized gain (loss) on investment transactions	(2.64)

Total from investment operations	(2.67)

Net asset value, end of period	$16.91

Total Return(b):	(13.64)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$10,238
Average net assets (000)	$11,512
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.84	%(d)
Expenses, excluding distribution and service (12b-1) fees	.84	%(d)
Net investment loss	(.30	)%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Does not include the expenses of the underlying fund in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

38	Visit our website at www.jennisondryden.com

Class B
Year Ended October 31,
2007(a)	2006(a)	2005(a)	2004(a)	2003

$18.13	$15.84	$13.80	$11.91	$8.87

(.18)	(.16)	(.16)	(.13)	(.12)
1.63	2.45	2.20	2.02	3.16

1.45	2.29	2.04	1.89	3.04

$19.58	$18.13	$15.84	$13.80	$11.91

8.00%	14.46%	14.78%	15.87%	34.27%

$14,209	$16,156	$18,937	$54,813	$54,465
$15,317	$17,752	$29,025	$55,145	$47,708

1.90%	1.92%	2.15%	2.06%	2.12%
.90%	.92%	1.15%	1.06%	1.12%
(.93)%	(.92)%	(1.10)%	(1.00)%	(1.19)%

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	39

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended April 30, 2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$19.58

Income (loss) from investment operations:
Net investment loss	(.02)
Net realized and unrealized gain (loss) on investment transactions	(2.65)

Total from investment operations	(2.67)

Net asset value, end of period	$16.91

Total Return(b):	(13.64)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$26,368
Average net assets (000)	$26,848
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.84	%(d)
Expenses, excluding distribution and service (12b-1) fees	.84	%(d)
Net investment loss	(.29	)%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Does not include the expenses of the underlying fund in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

40	Visit our website at www.jennisondryden.com

Class C
Year Ended October 31,
2007(a)	2006(a)	2005(a)	2004(a)	2003

$18.13	$15.84	$13.80	$11.91	$8.87

(.18)	(.16)	(.17)	(.13)	(.12)
1.63	2.45	2.21	2.02	3.16

1.45	2.29	2.04	1.89	3.04

$19.58	$18.13	$15.84	$13.80	$11.91

8.00%	14.46%	14.78%	15.87%	34.27%

$29,975	$18,647	$12,056	$8,975	$8,616
$23,977	$16,024	$10,575	$8,656	$7,397

1.90%	1.92%	2.15%	2.06%	2.12%
.90%	.92%	1.15%	1.06%	1.12%
(.93)%	(.89)%	(1.11)%	(.99)%	(1.19)%

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	41

Financial Highlights

(Unaudited) continued

	Class R
	Six Months Ended April 30, 2008(b)		January 12, 2007(a) Through October 31, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$21.06		$19.96

Income (loss) from investment operations:
Net investment gain (loss)	.03		(.08)
Net realized and unrealized gain (loss) on investment transactions	(2.85)		1.18

Total from investment operations	(2.82)		1.10

Net asset value, end of period	$18.24		$21.06

Total Return(c):	(13.39)%		5.51%
Ratios/Supplemental Data:
Net assets, end of period (000)	$243		$3
Average net assets (000)	$86		$2
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.34	%(f)	1.40	%(f)
Expenses, excluding distribution and service (12b-1) fees	.84	%(f)	.90	%(f)
Net investment income (loss)	.38	%(f)	(.49	)%(f)

(a)	Commencement of operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Does not include the expenses of the underlying fund in which the Fund invests.
(e)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(f)	Annualized.

See Notes to Financial Statements.

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This Page Intentionally Left Blank

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended April 30, 2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$21.62

Income (loss) from investment operations:
Net investment income (loss)	.07
Net realized and unrealized gain (loss) on investment transactions	(2.92)

Total from investment operations	(2.85)

Net asset value, end of period	$18.77

Total Return(b):	(13.18)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$117,921
Average net assets (000)	$97,412
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.84	%(d)
Expenses, excluding distribution and service (12b-1) fees	.84	%(d)
Net investment income (loss)	.74	%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Does not include the expenses of the underlying fund in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

44	Visit our website at www.jennisondryden.com

Class Z
Year Ended October 31,
2007(a)	2006(a)	2005(a)	2004(a)	2003

$19.82	$17.14	$14.79	$12.64	$9.32

.01	.02	(.02)	.01	(.02)
1.79	2.66	2.37	2.14	3.34

1.80	2.68	2.35	2.15	3.32

$21.62	$19.82	$17.14	$14.79	$12.64

9.08%	15.64%	15.89%	17.01%	35.62%

$68,624	$13,011	$7,212	$4,798	$2,223
$33,067	$9,637	$6,394	$3,332	$1,827

.90%	.92%	1.15%	1.06%	1.12%
.90%	.92%	1.15%	1.06%	1.12%
.05%	.13%	(.09)%	.08%	(.19)%

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	45

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden Small-Cap Core Equity Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Small-Cap Core Equity Fund, Inc.
Share Class	A	B	C	R	Z
NASDAQ	PQVAX	PQVBX	PQVCX	N/A	PSQZX
CUSIP	26249A103	26249A202	26249A301	26248V108	26249A400

MF176E2    IFS-A149134    Ed. 06/2008

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a) (1)	Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Dryden Small-Cap Core Equity Fund, Inc.

By (Signature and Title)* /s/Deborah A. Docs

                                               Deborah A. Docs

                                               Secretary

Date                     June 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Judy A. Rice

                                               Judy A. Rice

                                               President and Principal Executive Officer

Date                     June 24, 2008

By (Signature and Title)* /s/Grace C. Torres

                                               Grace C. Torres

                                               Treasurer and Principal Financial Officer

Date                     June 24, 2008

*	Print the name and title of each signing officer under his or her signature.